Loans and financings (Tables)	12 Months Ended
Dec. 31, 2020
Loans and financings
Schedule of analysis of the loans and financings

				2020	2019
Type	Average interest rate	Current	Non-current	Total	Total
Eurobonds – USD	Fixed + 5.73%	22,846	1,316,126	1,338,972	1,043,748
Export credit notes	LIBOR + 1.54%	50,934	183,287	234,221	97,378
	111.55 % CDI
Term loans	LIBOR + 1.27%	47,415	166,320	213,735	197,926
	Fixed + 8.49%
BNDES	TJLP + 2.82%
	SELIC + 3.10%	9,629	170,199	179,828	95,295
	TLP - IPCA + 5.43%
Debentures	107.5 % CDI	5,224	5,164	10,388	20,265
Other		9,954	37,216	47,170	53,945
		146,002	1,878,312	2,024,314	1,508,557

Current portion of long-term loans and financings (principal)		61,279
Interest on loans and financings		36,652

Schedule of movements in loans and financings

	2020	2019
Balance at the beginning of the year	1,508,557	1,424,867
New loans and financings	1,296,496	106,229
Debt issue costs	(9,921)	(255)
Payments of loans and financings	(757,513)	(19,437)
Foreign exchange effects	(45,295)	(7,754)
Changes in the Company´s credit risk of the financial liability (i)	787	—
Fair value of loans and financings (i)	8,058	6,640
Reclassification	—	(3,490)
Interest accrual	107,532	73,561
Premium paid on bonds repurchase	(14,481)	—
Interest paid on loans and financings	(69,906)	(71,804)
Balance at the end of the year	2,024,314	1,508,557

(i)Related to the changes in the fair value of two debt contracts for which the Company elected to apply the fair value option for measurement. The fair value option aims to eliminate the accounting mismatch that would arise if amortized cost were used since such debt contracts have derivative financial instruments contracted to economically modify certain terms of such debt contracts. In the year, the fair value of the relevant derivative financial instruments resulted in a gain in the total amount of USD 16,565. Therefore, in 2020, the net result between the debt contracts and the relevant derivative financial instruments was a gain of USD 8,507 (excluding the effect of changes in the Company´s credit risk of the financial liability in the amount of a loss of USD 787, which is included in other comprehensive (loss) income). Below is a summary of these two debt contracts terms:

a.

Export Credit Note agreement in the principal amount of USD 90,000, at a cost of three-month Libor + 1.54%  p.a., with a five-year maturity. Simultaneously, the Company contracted a swap to exchange the interest index to CDI + 1.30%  p.a., as well as the currency of debt service repayments from USD to BRL. However, as mentioned in note 17, this swap was unwound in July, but this debt will still be measured at fair value as initially defined.

b.

Term loan in the principal amount of BRL 477,000 thousand (approximately USD 100,000) at a cost of 8.5% p.a., with a five-year maturity. Simultaneously, the Company contracted a swap to exchange the interest rate to 2.45% p.a. as well as the currency of debt service repayments from BRL to USD.

Schedule of maturity profile of the loans and financings

	2020
						As from
	2021	2022	2023	2024	2025	2026	Total
Eurobonds - USD	22,846	—	124,244	—	—	1,191,882	1,338,972
Export credit notes	50,934	47,060	—	87,650	48,577	—	234,221
Term loans	47,415	43,914	23,727	3,542	95,137	—	213,735
BNDES	9,629	14,834	19,187	19,742	18,795	97,641	179,828
Debentures	5,224	5,164	—	—	—	—	10,388
Other	9,955	9,635	8,246	7,737	7,736	3,861	47,170
	146,003	120,607	175,404	118,671	170,245	1,293,384	2,024,314

Schedule of analysis of the loans and financings, by currency

			2020	2019
	Current	Non-current	Total	Total
USD	71,185	1,498,757	1,569,942	1,389,462
BRL	74,034	377,600	451,634	119,095
Other	783	1,955	2,738	—
	146,002	1,878,312	2,024,314	1,508,557

Schedule of analysis of the loans and financings, by index

			2020	2019
	Current	Non-current	Total	Total
Fixed rate	31,300	1,424,790	1,456,090	1,044,564
LIBOR	48,120	182,454	230,574	345,601
TLP	6,201	126,079	132,280	53,712
BNDES SELIC	2,170	28,513	30,683	25,970
CDI	55,899	100,784	156,683	20,265
TJLP	2,270	15,692	17,962	18,333
Other	42	—	42	112
	146,002	1,878,312	2,024,314	1,508,557